Schedule of Debt to Capital Ratio (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital Management
Total borrowings	$ 10,037,520	$ 7,945,127
Less: Cash and cash equivalents	(649,106)	(559,462)	$ (2,949,108)
Net debt	9,388,414	7,385,665
Total equity	12,999,263	11,852,248	$ 9,904,105
Total capital	$ 22,387,677	$ 19,237,913
Gearing ratio	42.00%	38.00%